Related Party Transactions (Details) - USD ($)		1 Months Ended			12 Months Ended
	Jul. 01, 2013	Jun. 30, 2013	Mar. 31, 2013	Jan. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Apr. 30, 2013
Related Party Transactions [Abstract]
Convertible notes payable				$ 250,000		$ 1,339,000
Financing Event				$ 1,000,000
Accrued Interest Rate		8.00%	12.00%	12.00%
Percentage of convertible at lenders option into common stock				85.00%
Common Stock, Per share		$ 37.50	$ 37.50	$ 180.28				$ 37.50
Notes payable				$ 250,000	$ 1,947,000	1,339,000	$ 2,751,000
Advances from related parties			$ 411,000
Shares converted into common stock under private placement	$ 100,000
Accrued Interest, Repaid at closing of merger	25
Related party interest expense	$ 200,025					$ 10,000
Proceeds from repayment of convertible note payable				$ 260,000	$ 0